Commitments and Contingencies (Details) - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 02, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Operating bank account		$ 860,000		$ 860,000			$ 860,000
Professional fees paid				60,000.00			60,000.00
Additional amount							100,000
Formation and operating costs							120,000
Operating costs		30,000.00	$ 30,000.00	90,000.00	$ 60,000.00	$ 30,000
Refund amount				100,000
Outstanding amount							160,000
Over funding							100,000
Paid amount		20,000.00	$ 30,000.00	80,000.00	30,000.00
Accrued amount		10,000.00		10,000.00	$ 90,000.00
Business combination fee paid for services		5,300,000		$ 5,300,000
Gross proceeds percentage				3.00%
Additional fee payable				$ 200,000
Sponsor [Member]
Commitments and Contingencies [Line Items]
Total amount of cash		$ 10,000		$ 10,000			$ 10,000
Business Combination Marketing Agreement [Member]
Commitments and Contingencies [Line Items]
Business combination marketing agreement description	The Company will pay EarlyBirdCapital and Sova Capital a cash fee for such services upon the consummation of a Business Combination of $4.50 million (or $5.23 million if the underwriters’ over-allotment is exercised in full) that equals to 3.0% of the gross proceeds of Initial Public Offering (exclusive of any applicable finders’ fees which might become payable).